Acquisitions - Schedule of fair value of the net assets acquired and total consideration transferred (Details) - Foremost [Member]	1 Months Ended
Sep. 17, 2020 CAD ($) share $ / shares
Disclosure of detailed information about business combination [line items]
Number of common shares issued | share	12,836
KWESST's stock price at closing of reverse acquisition | $ / shares	$ 49
Common shares, Fair Value	$ 628,949
Options	41,155
Total fair value consideration	$ 670,104